Putnam Voyager Fund II
                                                  One Post Office Square
                                                  Boston, MA 02109

                                                  July 8, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Voyager Fund II (the "Fund") (Registration No. 333-88066)
    Registration Statement of the Fund on Form N-14
    Investment Company Act Registration No. 811-06203

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(b) upon the effectiveness of the Fund's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2002.

Comments or questions concerning this certificate may be directed to Jason P. Pogorelec of Ropes & Gray at (617) 951-7415.

                                        Very truly yours,

                                        PUTNAM VOYAGER FUND II

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President

cc: Kathleen Moynihan, Esquire
    Brian D. McCabe, Esquire, Ropes & Gray